Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Deposits

Note 6— Deposits

A summary of the contractual maturities of time deposits at March 31, 2013 is as follows:

(In Thousands)

Within one year	$452,351
More than one to two years	214,086
More than two to three years	12,571
More than three to four years	10,869
More than four through five years	22,490
After five years	26
$712,393

7)             Deposits

At December 31, 2012 and 2011, time deposits with balances greater than $100,000 amounted to $193.6 million and $232.8 million, respectively.

A summary of interest expense on deposits is as follows:

	Years ended December 31,
	2012	2011	2010
	(In Thousands)

Interest-bearing demand deposits	$23	30	37
Money market and savings deposits	272	369	493
Time deposits	9,182	14,890	20,459
	$9,477	15,289	20,989

A summary of the contractual maturities of time deposits at December 31, 2012 is as follows:

(In Thousands)
Within one year	$454,561
One to two years	236,816
Two to three years	15,006
Three to four years	6,269
Four through five years	24,248
After five years	20
$736,920